Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares		Value
Common Stocks– 96.2%
Auto Components – 1.1%
Zhejiang Yinlun Machinery Co Ltd - Class A	586,522	$1,158,817
Automobiles – 1.5%
Li Auto Inc (ADR)*	49,258	1,581,182
Banks – 9.3%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	7,036,400	1,767,741
China Merchants Bank Co Ltd - Class A	228,614	1,751,709
HDFC Bank Ltd	62,986	1,253,627
ICICI Bank Ltd	266,782	2,656,532
OTP Bank Nyrt*	14,496	742,246
Vietnam Technological & Commercial Joint Stock Bank*	624,500	1,370,720
		9,542,575
Beverages – 2.6%
Becle SAB de CV	449,935	1,128,854
Varun Beverages Ltd	127,568	1,524,545
		2,653,399
Building Products – 1.2%
China Lesso Group Holdings Ltd	490,000	703,833
Xinyi Glass Holdings Ltd	228,000	570,197
		1,274,030
Chemicals – 2.1%
Hansol Chemical Co Ltd*	3,644	936,599
LG Chem Ltd*	2,378	1,230,414
		2,167,013
Communications Equipment – 1.9%
Accton Technology Corp	212,000	1,992,986
Containers & Packaging – 0.8%
Yunnan Energy New Material Co Ltd - Class A	20,488	807,002
Diversified Consumer Services – 0.8%
Afya Ltd*	49,703	780,834
Diversified Financial Services – 3.8%
HH&L Acquisition Co*	129,577	1,289,291
Linklogis Inc - Class B (144A)*	1,418,939	1,328,441
Provident Acquisition Corp*	125,507	1,250,050
		3,867,782
Electrical Equipment – 1.7%
Ming Yang Smart Engergy Group Ltd - Class A	244,445	1,003,605
Shenzhen Megmeet Electrical Co Ltd - Class A	147,999	745,454
		1,749,059
Electronic Equipment, Instruments & Components – 5.5%
Hon Hai Precision Industry Co Ltd	629,000	2,365,260
Sinbon Electronics Co Ltd	136,000	1,396,536
Wingtech Technology Co Ltd - Class A	90,618	1,843,122
		5,604,918
Entertainment – 0.6%
Sea Ltd (ADR)*	2,525	564,868
Food & Staples Retailing – 0.9%
Dino Polska SA (144A)*	10,369	945,773
Food Products – 0.9%
Masan Group Corp	127,400	956,339
Health Care Providers & Services – 2.1%
Mouwasat Medical Services Co	17,985	832,701
New Horizon Health Ltd (144A)*	258,500	732,670
Notre Dame Intermedica Participacoes SA	54,553	591,179
		2,156,550
Hotels, Restaurants & Leisure – 1.5%
Yum China Holdings Inc	30,600	1,501,489
Independent Power and Renewable Electricity Producers – 1.3%
China Longyuan Power Group Corp Ltd	572,000	1,335,129
Information Technology Services – 1.8%
Network International Holdings PLC (144A)*	268,221	1,060,644
One 97 Communications Ltd*	42,442	762,026
		1,822,670
Interactive Media & Services – 9.4%
NAVER Corp*	4,745	1,511,007
Tencent Holdings Ltd	111,900	6,555,592
VTEX - Class A*	71,521	766,705
Yandex NV*	13,453	813,907
		9,647,211

Shares		Value
Common Stocks– (continued)
Internet & Direct Marketing Retail – 6.6%
Alibaba Group Holding Ltd*	124,532	$1,898,972
FSN E-Commerce Ventures Ltd*	27,380	774,127
Meituan Dianping (144A)*	51,900	1,500,296
MercadoLibre Inc*	1,036	1,396,942
Ozon Holdings PLC (ADR)*	39,070	1,156,863
		6,727,200
Life Sciences Tools & Services – 0.8%
Syngene International Ltd (144A)*	103,371	862,103
Machinery – 0.9%
Sany Heavy Industry Co Ltd	254,165	911,573
Metals & Mining – 5.2%
Anglo American PLC	43,767	1,786,384
Ivanhoe Mines Ltd*	234,084	1,909,983
Solaris Resources Inc*	120,375	1,612,233
		5,308,600
Oil, Gas & Consumable Fuels – 2.1%
LUKOIL PJSC (ADR)	23,932	2,141,914
Paper & Forest Products – 1.4%
Suzano SA*	129,644	1,399,336
Pharmaceuticals – 1.8%
Canbridge Cornerstone*,§	196,231	223,479
CANbridge Pharmaceuticals Inc*,§	401,250	411,269
Everest Medicines Ltd (144A)*	174,000	776,577
Zhaoke Ophthalmology Ltd (144A)*	543,000	396,945
		1,808,270
Real Estate Management & Development – 1.3%
Vinhomes JSC (144A)	357,758	1,287,803
Road & Rail – 1.2%
Full Truck Alliance Co (ADR)*	142,787	1,195,127
Semiconductor & Semiconductor Equipment – 12.8%
LEENO Industrial Inc*	5,488	915,590
SK Hynix Inc	19,819	2,184,325
Taiwan Semiconductor Manufacturing Co Ltd	449,000	9,984,272
		13,084,187
Technology Hardware, Storage & Peripherals – 6.6%
Samsung Electronics Co Ltd	103,287	6,804,116
Thrifts & Mortgage Finance – 3.3%
Housing Development Finance Corp Ltd	96,914	3,372,325
Water Utilities – 1.4%
China Water Affairs Group Ltd	1,018,000	1,459,639
Total Common Stocks (cost $89,800,139)		98,471,819
Preferred Stocks– 0.9%
Biotechnology – 0.4%
ShouTi Inc PP*,¢,§	92,696	373,129
Health Care Providers & Services – 0.5%
API Holdings Private Ltd PP*,¢,§	758,340	547,220
Total Preferred Stocks (cost $926,137)		920,349
Investment Companies– 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $2,864,839)	2,864,553	2,864,839
Total Investments (total cost $93,591,115) – 99.9%		102,257,007
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		61,469
Net Assets – 100%		$102,318,476

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$29,560,303	28.9%
Taiwan	16,303,922	15.9
South Korea	13,582,051	13.3
India	11,752,505	11.5
Russia	4,112,684	4.0
Hong Kong	3,744,286	3.7
Brazil	3,538,054	3.5
Canada	3,522,216	3.5
United States	2,864,839	2.8
United Kingdom	2,847,028	2.8
Vietnam	2,658,523	2.6
Indonesia	1,767,741	1.7
Argentina	1,396,942	1.4
Mexico	1,128,854	1.1
Viet Nam	956,339	0.9
Poland	945,773	0.9
Saudi Arabia	832,701	0.8
Hungary	742,246	0.7

Total	$102,257,007	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$667	$-	$-	$2,864,839

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	4,136,863	12,272,759	(13,544,783)	2,864,839

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $8,891,252, which represents 8.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $920,349, which represents 0.9% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of December 31, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$550,876	$547,220	0.5%
Canbridge Cornerstone	12/10/21	309,486	223,479	0.2
Canbridge Pharmaceuticals Inc	4/27/21	592,646	411,269	0.4
ShouTi Inc PP	7/30/21	375,261	373,129	0.4
Total		$1,828,269	$1,555,097	1.5%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Financial Services	$2,578,491	$1,289,291	$-
Pharmaceuticals	1,397,001	411,269	-
All Other	92,795,767	-	-
Preferred Stocks	-	-	920,349
Investment Companies	-	2,864,839	-
Total Assets	$96,771,259	$4,565,399	$920,349

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70216 03-22